Consolidated Balance Sheets (Parentheticals) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Convertible notes payable, net of debt issuance costs (in Dollars)	$ 100,000	$ 100,000
Class A ordinary shares
Ordinary shares, par value (in Dollars per share)	$ 0.04	$ 0.04
Ordinary shares, shares authorized	700,000,000	700,000,000
Ordinary shares, shares issued	51,212,384	14,991,012
Ordinary shares, shares outstanding	51,212,384	14,991,012
Class B ordinary shares
Ordinary shares, par value (in Dollars per share)	$ 0.04	$ 0.04
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	1,200,000	1,200,000
Ordinary shares, shares outstanding	1,200,000	1,200,000